Other Long-Term Assets (Schedule Of Other Long-Term Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Other Long Term Assets [Abstract]
Equipment costs subject to a deferred revenue arrangement	$ 93	$ 121
Long-term Wireless handset receivables	45	27
Costs incurred to obtain or fulfill a contract with a customer	35	26
Credit facility arrangement fees	4	4
Other	18	19
Total other non-current assets	$ 195	$ 197	$ 216